Business Combination (Details) - Schedule of Acquisition was Accounted for a Business Combination	12 Months Ended
Dec. 31, 2023 USD ($)
Business Combination (Details) - Schedule of Acquisition was Accounted for a Business Combination [Line Items]
Cash	$ 31,074,127
Side Letter payable	1,925,873
Promissory note to Sellers of Pogo Business	15,000,000
10,000 HNRA Class A Common shares for Option Agreement	67,700
200,000 HNRA Class A Common shares	1,354,000
1,800,000 OpCo Class B Units	12,186,000
1,500,000 OpCo Preferred Units	21,220,594
Total purchase consideration	82,828,294
Purchase Price Allocation
Accounts receivable	3,986,559
Prepaid expenses	368,371
Oil & gas reserves	93,809,392
Derivative assets	51,907
Accounts payable	(2,290,475)
Accrued liabilities and other	(1,244,633)
Revenue and royalties payable	(775,154)
Revenue and royalties payable, related parties	(1,199,420)
Short-term derivative liabilities	(27,569)
Deferred tax liabilities	(8,528,772)
Asset retirement obligations, net	(893,235)
Other liabilities	(675,000)
Net assets acquired	82,828,294
Successor [Member]
Purchase Price Allocation
Cash	$ 246,323